Financial Instruments and Risk Management - Schedule of Unobservable Inputs in Fair Value Measurement within Level3 (Details) - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
2024
Cash and receivables, carrying amount		€ 3,220	€ 3,291
Liabilities, carrying amount		12,121	(15,414)
Equity, carrying amount		217
Total carrying amount		15,558	(12,123)
Total Fair value		1,030	(765)
Cash and Cash Equivalents [Member]
2024
Cash and receivables, carrying amount		214	1,147
Liabilities, carrying amount
Equity, carrying amount
Total carrying amount		214	1,147
Total Fair value
Trade Receivables [Member]
2024
Cash and receivables, carrying amount		2,958	1,473
Liabilities, carrying amount
Equity, carrying amount
Total carrying amount		2,958	1,473
Total Fair value
Other Receivables [Member]
2024
Cash and receivables, carrying amount	[1]	48	671
Liabilities, carrying amount	[1]
Equity, carrying amount	[1]
Total carrying amount	[1]	48	671
Total Fair value	[1]
Trade Payables [Member]
2024
Cash and receivables, carrying amount
Liabilities, carrying amount		2,838	(11,015)
Equity, carrying amount
Total carrying amount		2,838	(11,015)
Total Fair value
Warrants [Member]
2024
Cash and receivables, carrying amount
Liabilities, carrying amount		177	(765)
Equity, carrying amount
Total carrying amount		177	(765)
Total Fair value		177	(765)
Amounts Owed to Related Parties [Member]
2024
Cash and receivables, carrying amount
Liabilities, carrying amount		5,086	(2,113)
Equity, carrying amount
Total carrying amount		5,086	(2,113)
Total Fair value
Loans and Borrowings [Member]
2024
Cash and receivables, carrying amount
Liabilities, carrying amount		2,384	(1,326)
Equity, carrying amount
Total carrying amount		2,384	(1,326)
Total Fair value
Other Payables [Member]
2024
Cash and receivables, carrying amount	[2]
Liabilities, carrying amount	[2]	1,000	(195)
Equity, carrying amount	[2]
Total carrying amount	[2]	1,000	(195)
Total Fair value	[2]
Derivative Liabilities [Member]
2024
Cash and receivables, carrying amount
Liabilities, carrying amount		636
Equity, carrying amount
Total carrying amount		636
Total Fair value		636
Service Related Warrants [Member]
2024
Cash and receivables, carrying amount
Liabilities, carrying amount
Equity, carrying amount		217
Total carrying amount		217
Total Fair value		217
Convertible Note Reserve [Member]
2024
Cash and receivables, carrying amount
Liabilities, carrying amount
Equity, carrying amount
Total carrying amount
Level 1 [Member]
2024
Total Fair value		177	(765)
Level 1 [Member] | Cash and Cash Equivalents [Member]
2024
Total Fair value
Level 1 [Member] | Trade Receivables [Member]
2024
Total Fair value
Level 1 [Member] | Other Receivables [Member]
2024
Total Fair value	[1]
Level 1 [Member] | Trade Payables [Member]
2024
Total Fair value
Level 1 [Member] | Warrants [Member]
2024
Total Fair value		177	(765)
Level 1 [Member] | Amounts Owed to Related Parties [Member]
2024
Total Fair value
Level 1 [Member] | Loans and Borrowings [Member]
2024
Total Fair value
Level 1 [Member] | Other Payables [Member]
2024
Total Fair value	[2]
Level 1 [Member] | Derivative Liabilities [Member]
2024
Total Fair value
Level 1 [Member] | Service Related Warrants [Member]
2024
Total Fair value
Level 1 [Member] | Convertible Note Reserve [Member]
2024
Total Fair value
Level 2 [Member]
2024
Total Fair value		853
Level 2 [Member] | Cash and Cash Equivalents [Member]
2024
Total Fair value
Level 2 [Member] | Trade Receivables [Member]
2024
Total Fair value
Level 2 [Member] | Other Receivables [Member]
2024
Total Fair value	[1]
Level 2 [Member] | Trade Payables [Member]
2024
Total Fair value
Level 2 [Member] | Warrants [Member]
2024
Total Fair value
Level 2 [Member] | Amounts Owed to Related Parties [Member]
2024
Total Fair value
Level 2 [Member] | Loans and Borrowings [Member]
2024
Total Fair value
Level 2 [Member] | Other Payables [Member]
2024
Total Fair value	[2]
Level 2 [Member] | Derivative Liabilities [Member]
2024
Total Fair value		636
Level 2 [Member] | Service Related Warrants [Member]
2024
Total Fair value		217
Level 2 [Member] | Convertible Note Reserve [Member]
2024
Total Fair value
Level 3 [Member]
2024
Total Fair value
Level 3 [Member] | Cash and Cash Equivalents [Member]
2024
Total Fair value
Level 3 [Member] | Trade Receivables [Member]
2024
Total Fair value
Level 3 [Member] | Other Receivables [Member]
2024
Total Fair value	[1]
Level 3 [Member] | Trade Payables [Member]
2024
Total Fair value
Level 3 [Member] | Warrants [Member]
2024
Total Fair value
Level 3 [Member] | Amounts Owed to Related Parties [Member]
2024
Total Fair value
Level 3 [Member] | Loans and Borrowings [Member]
2024
Total Fair value
Level 3 [Member] | Other Payables [Member]
2024
Total Fair value	[2]
Level 3 [Member] | Derivative Liabilities [Member]
2024
Total Fair value
Level 3 [Member] | Service Related Warrants [Member]
2024
Total Fair value
Level 3 [Member] | Convertible Note Reserve [Member]
2024
Total Fair value

[1]	Prepayments and VAT have been excluded as they are not classified as a financial asset.
[2]	Employment taxes have been excluded as these are statutory liabilities.